Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Inventories, gross	$ 115,267
Less: excess of current cost over LIFO
Inventories, Net	115,267
Predecessor [Member]
Inventories, gross		$ 126,100
Less: excess of current cost over LIFO		(11,930)
Inventories, Net		114,170
New Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	81,956
New Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross		89,668
Pre-owned Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	29,209
Pre-owned Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross		31,378
Parts, Accessories And Other [Member] | Successor [Member]
Inventories, gross	$ 4,102
Parts, Accessories And Other [Member] | Predecessor [Member]
Inventories, gross		$ 5,054